Shareholders' Equity and Regulatory Matters (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Comparison of the Actual Capital Amounts and Ratios
A comparison of the Bank’s actual capital amounts and ratios to required capital amounts and ratios are presented in the following table (dollars in thousands):

	Actual		For Capital Adequacy Purposes Basel III Fully Phased-In (2)				To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
As of March 31, 2022:
Total capital (to risk weighted assets)	$379,530	13.2%	≥	$302,763	≥	10.5%	≥	$288,336	≥	10.0%
Tier I capital (to risk weighted assets)	$356,218	12.4%	≥	$245,086	≥	8.5%	≥	$230,669	≥	8.0%
Tier I capital (to average assets) (1)	$356,218	13.7%	≥	$104,281	≥	4.0%	≥	$130,351	≥	5.0%
Common equity tier 1 (to risk weighted assets)	$356,218	12.4%	≥	$201,835	≥	7.0%	≥	$187,418	≥	6.5%
As of December 31, 2021:
Total capital (to risk weighted assets)	$288,022	13.5%	≥	$223,444	≥	10.5%	≥	$212,804	≥	10.0%
Tier I capital (to risk weighted assets)	$268,727	12.6%	≥	$180,883	≥	8.5%	≥	$170,243	≥	8.0%
Tier I capital (to average assets) (1)	$268,727	12.3%	≥	$87,602	≥	4.0%	≥	$109,503	≥	5.0%
Common equity tier 1 (to risk weighted assets)	$268,727	12.6%	≥	$148,962	≥	7.0%	≥	$138,322	≥	6.5%

(1)
The Tier 1 capital ratio (to average assets) is not impacted by the Basel III Capital Rules; however, the Federal Reserve and the FDIC may require the Bank to maintain a Tier 1 capital ratio (to average assets) above the minimum required.

(2)	Percentages represent the minimum capital ratios plus, as applicable, the fully phased-in 2.5% CIT1 capital buffer under the Basel III Capital Rules.

A comparison of the Bank’s actual capital amounts and ratios to required capital amounts and ratios are presented in the following table:

	Actual		For Capital Adequacy Purposes Basel III Fully Phased-In (2)				To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount		Ratio		Amount		Ratio
As of December 31, 2021:
Total capital (to risk weighted assets)	$288,022	13.5%	≥	$223,444	≥	10.5%	≥	$212,804	≥	10.0%
Tier I capital (to risk weighted assets)	$268,727	12.6%	≥	$180,883	≥	8.5%	≥	$170,243	≥	8.0%
Tier I capital (to average assets) (1)	$268,727	12.3%	≥	$87,602	≥	4.0%	≥	$109,503	≥	5.0%
Common equity tier 1 (to risk weighted assets)	$268,727	12.6%	≥	$148,962	≥	7.0%	≥	$138,322	≥	6.5%
As of December 31, 2020:
Total capital (to risk weighted assets)	$145,319	12.5%	≥	$121,639	≥	10.5%	≥	$115,847	≥	10.0%
Tier I capital (to risk weighted assets)	$133,340	11.5%	≥	$98,470	≥	8.5%	≥	$92,678	≥	8.0%
Tier I capital (to average assets) (1)	$133,340	7.2%	≥	$74,026	≥	4.0%	≥	$92,532	≥	5.0%
Common equity tier 1 (to risk weighted assets)	$133,340	11.5%	≥	$81,093	≥	7.0%	≥	$75,301	≥	6.5%

(1)
The Tier 1 capital ratio (to average assets) is not impacted by the Basel III Capital Rules; however, the Federal Reserve and the FDIC may require the Bank to maintain a Tier 1 capital ratio (to average assets) above the minimum required.

(2)	Percentages represent the minimum capital ratios plus, as applicable, the fully phased-in 2.5% CIT1 capital buffer under the Basel III Capital Rules.